Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 1,046,236	$ 151,690	¥ 951,592	¥ 745,802
Cost of revenues	(899,163)	(130,366)	(822,526)	(636,694)
Fulfillment	(63,011)	(9,136)	(59,055)	(48,700)
Marketing	(37,772)	(5,476)	(38,743)	(27,156)
Research and development	(16,893)	(2,449)	(16,332)	(16,149)
General and administrative	(11,053)	(1,603)	(11,562)	(6,409)
Gain on sale of development properties	1,379	200	767	1,649
Income/(loss) from operations	19,723	2,860	4,141	12,343
Other income/(expense)
Share of results of equity investees	(2,195)	(318)	(4,918)	4,291
Interest expense	(2,106)	(305)	(1,213)	(1,125)
Others, net	(1,555)	(225)	(590)	35,310
Income/(loss) before tax	13,867	2,012	(2,580)	50,819
Income tax expenses	(4,176)	(605)	(1,887)	(1,482)
Net income/(loss)	9,691	1,407	(4,467)	49,337
Net loss attributable to non-controlling interests shareholders	(697)	(101)	(923)	(75)
Net income attributable to mezzanine equity classified as non-controlling interests shareholders	8	1	16	7
Net income/(loss) attributable to ordinary shareholders	10,380	1,507	(3,560)	49,405
Net income/(loss)	9,691	1,407	(4,467)	49,337
Other comprehensive income/(loss):
Foreign currency translation adjustments	7,810	1,132	(2,872)	(7,955)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax				705
Reclassification adjustment for gains recorded in net income, net of tax				(760)
Net unrealized losses on available-for-sale securities				(55)
Total other comprehensive income/(loss)	7,810	1,132	(2,872)	(8,010)
Total comprehensive income/(loss)	17,501	2,539	(7,339)	41,327
Total comprehensive income/(loss) attributable to non-controlling interests shareholders	1,982	289	(1,253)	(373)
Total comprehensive income attributable to mezzanine equity classified as non-controlling interests shareholders	8	1	16	7
Total comprehensive income/(loss) attributable to ordinary shareholders	¥ 15,511	$ 2,249	¥ (6,102)	¥ 41,693
Basic
Net income/(loss) per share | (per share)	¥ 3.32	$ 0.48	¥ (1.15)	¥ 16.35
Diluted
Net income/(loss) per share | (per share)	¥ 3.21	$ 0.47	¥ (1.15)	¥ 15.84
Weighted average number of shares
Basic | shares	3,125,571,110	3,125,571,110	3,107,436,665	3,021,808,985
Diluted | shares	3,180,886,136	3,180,886,136	3,107,436,665	3,109,024,030
Products
Net revenues
Total net revenues	¥ 865,062	$ 125,422	¥ 815,655	¥ 651,879
Service
Net revenues
Total net revenues	¥ 181,174	$ 26,268	¥ 135,937	¥ 93,923